Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626


                                Citizens Funds(R)
                       Citizens Small Cap Core Growth Fund
                          Citizens Emerging Growth Fund


                       Supplement Dated February 18, 2005
                       To Prospectus Dated August 27, 2004



Effective February 2005, the portfolio manager table at the bottom of page 2 of the prospectus for the Citizens Small Cap Core Growth Fund is deleted and replaced with the following:

CO-PORTFOLIO MANAGERS
Sophia Collier (inception to 10/01 and   Jonathan White, CFA (since 2/05)
as a member of the portfolio management   o Senior Vice President and Portfolio
team since 4/04)                            Manager,Citizens Advisers
 o  Principal Owner and Chair,              (since 2004)
    Citizens Advisers (since 1991)        o Senior Vice President, Chief
 o  President, Citizens Funds               Market Strategist and Portfolio
    (1991 - 1998, since 2002)               Manager, Banknorth Wealth Management
 o  President, Citizens Advisers,           Group (1994 - 2004)
    Citizens Securities  (1991 - 1998,
    since 2002)
                                         J. Michael Gallipo, CFA (since 2/05)
                                          o Portfolio Manager, Citizens
                                            Advisers (since 2005)
                                          o Vice President, Portfolio Manager
                                            and Co-Head Institutional
                                            Strategist, Banknorth Wealth
                                            Management Group (2001 - 2005)
                                          o Vice President and Portfolio
                                            Manager, Monument Funds Group
                                            (1999 - 2001)

Effective February 2005, the portfolio manager table at the bottom of page 4 of the prospectus for the Citizens Emerging Growth Fund is deleted and replaced with the following:

CO-PORTFOLIO MANAGERS

Jonathan White, CFA (since 2/05)         J. Michael Gallipo, CFA (since 2/05)
 o Senior Vice President and Portfolio     o Portfolio Manager, Citizens
   Manager,Citizens Advisers (since 2004)    Advisers (since 2005)
 o Senior Vice President, Chief            o Vice President, Portfolio Manager
   Market Strategist and Portfolio           and Co-Head Institutional
   Manager, Banknorth Wealth Management      Strategist, Banknorth Wealth
   Group (1994 - 2004)                       Management Group (2001 - 2005)
                                           o Vice President and Portfolio
                                             Manager, Monument Funds Group
                                             (1999 - 2001)